Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	16 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | C000234742
Average Annual Return [Line Items]
Average Annual Return, Percent		12.85%	8.53%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index